Basis of presentation	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Basis of presentation

Note 1 - Basis of presentation

Galmed Pharmaceuticals Ltd. (the “Company”) was incorporated in Israel on July 31, 2013 and commenced operations on February 2, 2014.

The Company holds a wholly-owned subsidiary, Galmed International Ltd., which was incorporated in Malta.

The Company also holds two additional wholly-owned subsidiaries, Galmed Research and Development Ltd and Galtopa Therapeutics Ltd., both of which are incorporated in Israel.  In July 2023 Galmed Research and Development Ltd established a new wholly-owned subsidiary incorporated under the laws of England and Wales called Galmed Therapeutics  UK limited.

The Company is a clinical stage biopharmaceutical company primarily focused on the development of its product candidate Aramchol for liver and fibro-inflammatory diseases. The Company has focused almost exclusively on developing Aramchol for the treatment of NASH and is currently developing Aramchol for PSC and exploring the feasibility of developing Aramchol for other fibro-inflammatory indications outside of liver disease. The Company is also collaborating with the Hebrew University in the development of Amilo-5MER. The Company has an operating history limited to pre-clinical and clinical drug development.

In May 2023, the Company announced the initiation of a new clinical program to evaluate Aramchol meglumine for the treatment of Primary Sclerosing Cholangitis (PSC).

In addition, in May 2023, the Company entered into a definitive agreement with OnKai, Inc. (“Onkai”) for an equity investment in Onkai. See note 3.

The Company funded its research and development programs and operations to date primarily through proceeds from private placements and public offerings. The Company currently has no products approved for marketing and has not generated any revenue from product sales to date. As of June 30, 2023, the Company had cash and cash equivalents of $1.0 million, short term deposit of $0.8 million, restricted cash of $0.1 million, and marketable debt securities of $7.6 million. In July 2023, the Company completed a public offering resulting in net proceeds of approximately $6.2 million.

The Company has incurred operating losses in each year since inception. The Company’s loss attributable to holders of its ordinary shares for the six months period ended June 30, 2023, was approximately $3.4 million. As of June 30, 2023, the Company had an accumulated deficit of $189.5 million. Substantially all of its operating losses resulted from costs incurred in connection with the Company’s development program and from general and administrative costs associated with its operations.

The Company will need to raise substantial, additional capital to fund its operations and to develop Aramchol for, and beyond its current development stage and any future commercialization, as well as any additional indications.

Based on the Company’s current operating plan, the Company’s management currently estimates that its cash position will support its current clinical trials and operations as currently conducted for more than 12 months from the date of issuance of these financial statements.

These unaudited interim condensed consolidated financial statements have been prepared as of June 30, 2023, and for the three and six month period then ended. Accordingly, certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been omitted. These unaudited interim condensed consolidated financial statements should be read in conjunction with the audited financial statements and the accompanying notes of the Company for the year ended December 31, 2022 that are included in the Company’s Annual Report on Form 20-F, filed with the Securities and Exchange Commission on March 29, 2023 (the “Annual Report on Form 20-F”). The results of operations presented are not necessarily indicative of the results to be expected for the year ending December 31, 2023.

GALMED PHARMACEUTICALS LTD.

Notes to Interim Condensed Consolidated Financial Statements